10 STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity [Abstract]
STOCKHOLDERS' EQUITY

10.    STOCKHOLDERS' EQUITY

Share Exchange

On August 14, 2015, Snöbar Holdings entered into a Share Exchange Agreement ("Exchange Agreement") with Pacific Ventures Group, Inc., a Delaware corporation ("Pacific Ventures"), and Snöbar Holdings' shareholders ("Snöbar Shareholders") who hold of record (i) at least 99% and up to 100% of the total issued and outstanding shares of Class A Common Stock and (ii) 100% of the total issued and outstanding shares of Class B Common Stock. In accordance with the terms and provisions of the Exchange Agreement, Pacific Ventures shall acquire (i) at least 99% and up to 100% of the total issued and outstanding shares of Snöbar Holdings' Class A Common Stock and (ii) 100% of the total issued and outstanding shares of Snöbar Holdings' Class B Common Stock from Snöbar Holdings' Shareholders, thus making Snöbar Holdings a majority-owned or wholly-owned subsidiary, in exchange for the issuance to the Snöbar Shareholders of at least 22,285,000 and up to 22,500,000 shares of restricted common stock of Pacific Ventures for each share of common stock of Snöbar while simultaneously issuing 2,500,000 shares of restricted common stock of Pacific Ventures to certain other persons.

The 2,500,000 shares of restricted common stock were issued for the following:

600,000 shares of restricted common stock were issued for services for a total of $326,900 of non-cash expenses.

A former officer of Pacific Ventures received 1,000,000 shares of restricted common stock in exchange for his 1,000,000 shares of Series E Preferred Stock.

900,000 shares of restricted common stock were issued to extinguish $21,675 of debt due to an officer and shareholder of Pacific Ventures.

Preferred Stock was authorized October 2006 for up to 10,000,000 shares.  Under the rights, preferences and privileges of the Series E Preferred Stock, the holders of the preferred stock receive a 10 to 1 voting preference over common stock.  Accordingly, for every share of Series E Preferred Stock held, the holder received the voting rights equal to 10 shares of common stock.  The Series E Preferred Stock is not convertible into any other class of stock of the Company and has no preferences to dividends or liquidation rights.   As of March 31, 2017 there are 1,000,000 shares of Preferred Class E Stock issued and outstanding.0

From January 1, 2016 through December 31, 2016, the company sold 1,498,333 shares of its common stock to various investors for cash and other considerations.

From January 1, 2017 through March 31, 2017, the company sold 475,168 shares of its common stock to various investors for cash and other considerations.

Common Stock was authorized October 22, 2012 for up to 100,000,000 shares, par value $0.001 per share.  Common Stock shareholders get one vote per share.  As of March 31, 2017 and December 31, 2016, there were 27,772,532 and 27,297,364 shares of Common Stock outstanding.

10.    STOCKHOLDERS' EQUITY

Share Exchange

On August 14, 2015, Snöbar Holdings entered into a Share Exchange Agreement ("Exchange Agreement") with Pacific Ventures Group, Inc., a Delaware corporation ("Pacific Ventures"), and Snöbar Holdings' shareholders ("Snöbar Shareholders") who hold of record (i) at least 99% and up to 100% of the total issued and outstanding shares of Class A Common Stock and (ii) 100% of the total issued and outstanding shares of Class B Common Stock. In accordance with the terms and provisions of the Exchange Agreement, Pacific Ventures shall acquire (i) at least 99% and up to 100% of the total issued and outstanding shares of Snöbar Holdings' Class A Common Stock and (ii) 100% of the total issued and outstanding shares of Snöbar Holdings' Class B Common Stock from Snöbar Holdings' Shareholders, thus making Snöbar Holdings a majority-owned or wholly-owned subsidiary, in exchange for the issuance to the Snöbar Shareholders of at least 22,285,000 and up to 22,500,000 shares of restricted common stock of Pacific Ventures for each share of common stock of Snöbar while simultaneously issuing 2,500,000 shares of restricted common stock of Pacific Ventures to certain other persons.

The 2,500,000 shares of restricted common stock were issued for the following:

600,000 shares of restricted common stock were issued for services for a total of $326,900 of non-cash expenses.

A former officer of Pacific Ventures received 1,000,000 shares of restricted common stock in exchange for his 1,000,000 shares of Series E Preferred Stock.

900,000 shares of restricted common stock were issued to extinguish $21,675 of debt due to an officer and shareholder of Pacific Ventures.

Preferred Stock was authorized October 2006 for up to 10,000,000 shares.  Under the rights, preferences and privileges of the Series E Preferred Stock, the holders of the preferred stock receive a 10 to 1 voting preference over common stock.  Accordingly, for every share of Series E Preferred Stock held, the holder received the voting rights equal to 10 shares of common stock.  The Series E Preferred Stock is not convertible into any other class of stock of the Company and has no preferences to dividends or liquidation rights.   As of December 31, 2015 there are 1,000,000 shares of Preferred Class E Stock issued and outstanding.

Common Stock was authorized October 22, 2012 for up to 100,000,000 shares, par value $0.001 per share.  Common Stock shareholders get one vote per share.  As of December 31, 2015, there were 25,799,031 shares of Common Stock outstanding.